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                          EMAIL: MFREEDMAN@MHFFIRM.COM


                                                              April 26, 2006

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303
Attn: Mark P. Shuman

                           Re:  PREMIER ALLIANCE GROUP, INC.
                                REGISTRATION STATEMENT ON FORM SB-2
                                FILED ON MARCH 13, 2006
                                COMMISSION FILE NO. 333-132282
                                ANNUAL REPORT ON FORM 10-KSB FOR THE YEAR ENDED DECEMBER 31, 2005

Dear Mr. Shuman:

         We acknowledge receipt of the letter of comment dated April 7, 2006 from the Staff (the "Comment Letter") with regard to the above-referenced matter. We have reviewed the Comment Letter with Premier Alliance Group, Inc. (the "Company") and provide the following responses to questions regarding the Company's Annual Report on Form 10-KSB for the year ended December 31, 2005. Unless otherwise indicated, the page references below refer to the marked version of the Annual Report on Form 10-KSB/A for the year ended December 31, 2005 (the "Materials") filed on the date hereof. The responses are numbered to coincide with the numbering of the comments in the Comment Letter. Capitalized terms used herein and not separately defined have the meanings given to them in the Materials.

6. The Corporate Information section on page 1 has been revised to expand the discussion of the Company's corporate background pursuant to the Staff's comments.

12 - 17. The Risk Factors section beginning on page 4 has been revised to more accurately reflect the Company's actual and material risks.

23. Language was added to the Outlook section on page 11 regarding trends and management team business perspective to provide a better overall understanding.

24. The MD&A section has been revised to better quantify and describe changes in revenue and other key variables.

25. Dollar amounts were added to compare and clarify components of general and administrative expenses, and cost of goods expenses. See pages 7 - 9.

26. The revenue recognition policy requested by the Staff has been added to the MD&A section to conform to the financial statements. See page 9.

27 - 28. The Financial Condition and Liquidity section has been revised and expanded to discuss cash flow management and key liquid assets.
See pages 10 - 11.

29. Disclosure regarding office premises payments and vehicle lease payments has been clarified. See page 12.

30. Disclosure has been added regarding off balance sheet entry of dividend to conform to the financial statements. See page 12.

31. The Business section on page 1 has been revised to expand the description of the merger to clarify and explain the Company's business prior to the merger and the nature of the bankruptcy.

32 - 33. Additional information has been added regarding business processes and divisions, to clarify and eliminate references to products, since the Company does not have any products - only services. See pages 1 - 2.

34. The term "IT business-solution life cycle" has been clarified on page 2.

35. All references to products have been removed, since the company does not sell products.

36. Disclosure relating to two delivery channels has been clarified on page 2 and notes to the financial statements regarding segment disclosure have been revised accordingly pursuant to SFAS 131.

37. Page 2 has been revised under the "IT Solutions" heading to clarify that the Company does not pursue research and development.

38. The MD&A section regarding goodwill compensation on pages 9 - 10 has been clarified to explain the valuation process.

39. The Lease Agreement has been filed as Exhibit 10.4.

46. Revenue recognition policy has been clarified in Note 2 to the financial statements pursuant to the Staff's comments.

51 - 52.   Controls and Procedures on page 13 have been revised per the Staff's request.

         Please note that we are in the process of responding to the Staff's comments in connection with the Company's Registration Statement on Form SB-2, and expect to file an amended Form SB-2 shortly.

         The Staff is invited to contact the undersigned with any comments or questions it may have. Thank you.


                                                     Very truly yours,


                                                     Michael H. Freedman